First Trust Emerging Markets Human Flourishing ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Emerging Markets Human Flourishing ETF | First Trust Emerging Markets Human Flourishing ETF
Prospectus [Line Items]
Annual Return [Percent]	63.52%	(7.42%)